UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
           --------------------------------------------------

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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom        May 14, 2013
----------------        ---------------------------     -----------------
   [Signature]                  [City, State]                [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE. (Check here if  no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT. (Check here  if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        9
                                               -------------

Form 13F Information Table Value Total:        $54,026
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited



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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT  05967A107   1,143     157,500  SH      OTHER    1                   157,500
NETSPEND HLDGS INC            COM             64118V106   3,940     247,972  SH      OTHER    1                   247,972
OBAGI MEDICAL PRODUCTS INC    COM             67423R108   3,555     180,000  SH      OTHER    1                   180,000
OFFICE DEPOT INC              COM             676220106   3,244     825,425  SH      OTHER    1                   825,425
SPRINT NEXTEL CORP            COM SER 1       852061100   7,642   1,230,604  SH      OTHER    1                 1,230,604
SPRINT NEXTEL CORP            COM SER 1       852061100   3,439     553,800  SH PUT  OTHER    1                   553,800
VIRGIN MEDIA INC              COM             92769L101  19,793     404,186  SH      OTHER    1                   404,186
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS   929352102   2,305     134,152  SH      OTHER    1                   134,152
YONGYE INTL INC               COM             98607B106   8,965   1,685,061  SH      OTHER    1                 1,685,061


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